CVC - DEBT - Newsday LLC Credit Facility (Details) - USD ($) $ in Thousands	Oct. 12, 2012	Dec. 31, 2017	Dec. 31, 2016
Credit facility debt [Abstract]
Line of credit facility, aggregate principal amount	$ 480,000
Notes payable to affiliates and related parties	$ 611,455	$ 0	$ 1,750,000
Base Rate
Credit facility debt [Abstract]
Basis spread on variable rate	2.50%
Eurodollar
Credit facility debt [Abstract]
Basis spread on variable rate	3.50%